                                UAM FUNDS

                                Annual Report


       --------------------------
        C & B Balanced Portfolio
--------------------------------------------------------------------------------
                                October 31, 1998












                                                        UAM
--------------------------------------------------------------------------------

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                            OCTOBER 31, 1998
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Performance Comparison......................................................   3
Portfolio of Investments....................................................   4
Statement of Assets and Liabilities.........................................   7
Statement of Operations.....................................................   8
Statement of Changes in Net Assets..........................................   9
Financial Highlights........................................................  10
Notes to Financial Statements...............................................  11
Report of Independent Accountants...........................................  16

--------------------------------------------------------------------------------

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the Cooke & Bieler Balanced Portfolio for the twelve month period ended October 31, 1998.

For this period, the Cooke & Bieler Balanced Fund underperformed its Benchmark Index. This Index consists of a blended return of 60% of the S&P 500 Index and 40% of the Lehman Brothers Government/Corporate Bond Index. Over this period, the Cooke & Bieler Balanced Portfolio advanced 8.56% versus a gain of 17.32% for the Benchmark Index.

As of October 31, 1998, common stocks represented 50% of the Fund, bonds were 40% and cash reserves were 10%.

EQUITY ONLY ANALYSIS
The S&P 500 was on a roller coaster ride over this past year. At the end of this one year period, the S&P 500 advanced another 22.01%. This very generous advance seemed all but impossible just a few weeks earlier when the market was essentially unchanged for the year. This type of volatility is disturbing to a manager who approaches investing with a 5 to 10 year time frame.

In addition to the volatile markets, we continue to see a growing bifurcation within the S&P 500. That is to say, the stock prices for the top 50 companies within this benchmark are doing very well but the valuations to us look unat-tractive, and the stock prices for the bottom 450 companies, whose performance has been quite poor relative to the top 50 offer some selected opportunities. Needless to say, we are finding better long term values outside of the jumbo, top 50 companies of the S&P 500.

Our relative results have been a mirror image of this divergent trend because we have maintained very limited exposure to the largest stocks in the S&P 500. Though the wisdom of this position was not apparent in this past year, we be-lieve that solid valuation support is an important differentiating factor in an expended flat or down market. We firmly believe that the equity portion of this portfolio of attractively valued, high quality companies will perform well during any market correction and yet participate fully in any further market advance.

While the market remains volatile and full of crosscurrents, we are encouraged by some recent shifts in the tone of the market and continue to believe that adherence to our disciplines that underpin our long-standing "high quality, low risk" investment philosophy will prove to be rewarding.

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------


FIXED INCOME ONLY ANALYSIS
During this period the fixed income portion of this Portfolio outperformed the Lehman Brothers Government/Corporate Bond Index by slightly more than 1%. When appropriate we will take advantage of high quality corporate bonds if the spreads over the underlying treasuries is justified.

Sincerely,

/s/ Peter A. Thompson

Peter A. Thompson

The investment results presented in the Adviser's letter represent past per-formance and should not be construed as a guarantee of future results. If Af-filiates did not have temporary fee waivers and did not assume expenses on be-half of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance Comparison
--------------------------------------------------------------------------------
      COMPARISON OF CHANGE IN VALUE OF $10,000 PURCHASE IN C & B BALANCE
           PORTFOLIO, THE STANDARD & POOR'S 500 INDEX (S&P 500) AND
             THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

---------------------------------
  AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 1998
---------------------------------
1 YEAR  5 YEARS   SINCE 12/29/89*
---------------------------------
 8.56%   12.22%        11.79%
---------------------------------

                           [LINE GRAPH APPEARS HERE]

             C & B                                   LEHMAN BROTHERS
             BALANCED                                GOVERNMENT CORPORATE
DATE         PORTFOLIO+        S&P 500 INDEX+        BOND INDEX+                  COMPOSITE+
----         ---------         -------------         --------------------         ---------
12/29/89*     10,000              10,000                   10,000                   10,000
10/31/90       9,738               8,855                   10,440                    9,489
10/31/91      12,708              11,815                   12,044                   11,907
10/31/92      14,070              12,990                   13,311                   13,118
10/31/93      15,057              14,927                   15,126                   15,006
10/31/94      15,169              15,502                   14,424                   15,074
10/31/95      17,874              19,597                   16,755                   18,437
10/31/96      20,501              24,316                   17,658                   21,498
10/31/97      24,681              32,121                   19,214                   26,395
10/31/98      26,794              39,191                   21,189                   30,967

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

 * Commencement of Operations
** Total return reflects fees waived and expenses assumed by the Affiliates.
   Without such waiver of fees and expenses assumed, total return would be lower.
 + The comparative indices are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. Each comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.
++ For comparative purposes, the value of the S&P 500 Index on 12/31/89 is used as the beginning value on 12/29/89.

                     Definition of the Comparative Indices

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

The Composite Index, a hypothetical combination of unmanaged indices, reflects the Portfolio's typical mix of 60% stocks and 40% bonds. The index combines returns from the S&P 500 Index and the Lehman Brothers Government/Corporate Index.

Comparisons of performance assume reinvestment of dividends.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                            OCTOBER 31, 1998
--------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 49.5%

                                                           SHARES     VALUE+
                                                         ---------- -----------

 AEROSPACE & DEFENSE - 2.7%
  Boeing Co.............................................      7,600 $   285,000
  Raytheon Co., Class B.................................      4,400     255,475
                                                                    -----------
                                                                        540,475
                                                                    -----------
 AUTOMOTIVE - 4.7%
  Dana Corp. ...........................................      8,000     334,500
  Eaton Corp............................................      4,300     291,056
  Genuine Parts Co......................................      3,500     110,250
  Snap-On, Inc. ........................................      6,000     212,625
                                                                    -----------
                                                                        948,431
                                                                    -----------
 BEVERAGES, FOOD & TOBACCO - 5.9%
  Anheuser-Busch Cos., Inc. ............................      6,500     386,344
  McDonald's Corp. .....................................      3,000     200,625
  Ralston-Ralston Purina Group..........................        700      23,362
  UST, Inc..............................................      9,500     323,000
  Whitman Corp..........................................     12,500     267,969
                                                                    -----------
                                                                      1,201,300
                                                                    -----------
 CAPITAL EQUIPMENT - 1.7%
  Dover Corp. ..........................................     10,800     342,900
                                                                    -----------
 CHEMICALS - 2.9%
  Eastman Chemical Co. .................................      3,500     205,625
  Hercules, Inc. .......................................      4,300     143,244
  Nalco Chemical Co.....................................      7,700     238,219
                                                                    -----------
                                                                        587,088
                                                                    -----------
 CONSTRUCTION - 2.0%
  Sherwin-Williams Co...................................     16,000     403,000
                                                                    -----------
 CONSUMER DURABLES - 2.8%
  Corning, Inc..........................................      7,500     272,344
  Rubbermaid, Inc. .....................................      9,000     298,688
                                                                    -----------
                                                                        571,032
                                                                    -----------
 CONSUMER NON-DURABLES - 3.8%
  Hasbro, Inc...........................................     11,700     410,231
  NIKE, Inc., Class B...................................      8,300     362,606
                                                                    -----------
                                                                        772,837
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                            OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                           SHARES     VALUE+
                                                         ---------- -----------

ELECTRONICS - 3.6%
 Grainger (W.W.), Inc...................................      9,000 $   414,563
 Molex Inc., Class A....................................      4,000     130,750
 Motorola, Inc. ........................................      3,600     187,200
                                                                    -----------
                                                                        732,513
                                                                    -----------
ENERGY - 4.9%
 Enron Corp.............................................      6,000     316,500
 Exxon Corp.............................................      3,700     263,625
 Royal Dutch Petroleum Co. (NY Shares)..................      8,500     418,625
                                                                    -----------
                                                                        998,750
                                                                    -----------
FINANCIAL SERVICES - 5.2%
 EXEL Ltd...............................................        545      41,658
 Marsh & McLennan Cos., Inc.............................      8,500     471,750
 MBIA, Inc..............................................      5,200     317,850
 State Street Corp. ....................................      3,600     224,550
                                                                    -----------
                                                                      1,055,808
                                                                    -----------
MULTI-INDUSTRY - 1.7%
 National Service Industries, Inc.......................      5,500     197,313
 Raychem Corp...........................................      4,900     149,756
                                                                    -----------
                                                                        347,069
                                                                    -----------
OFFICE EQUIPMENT - 2.3%
 International Business Machines Corp...................        800     118,750
 Pitney Bowes, Inc. ....................................      3,600     198,225
 Xerox Corp.............................................      1,600     155,000
                                                                    -----------
                                                                        471,975
                                                                    -----------
PHARMACEUTICALS - 1.7%
 Bristol-Myers Squibb Co................................      1,000     110,563
 Merck & Co., Inc.......................................      1,800     243,450
                                                                    -----------
                                                                        354,013
                                                                    -----------
SERVICES - 3.0%
 Service Corp. International............................     12,000     427,500
 Sysco Corp.............................................      7,000     188,562
                                                                    -----------
                                                                        616,062
                                                                    -----------
UTILITIES - 0.6%
 NICOR, Inc. ...........................................      3,000     127,125
                                                                    -----------
 TOTAL COMMON STOCKS (Cost $8,355,462).............................  10,070,378
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              C & B BALANCED PORTFOLIO
                                            OCTOBER 31, 1998
-------------------------------------------------------------------------------


 CORPORATE OBLIGATIONS - 9.3%
                                                            FACE
                                                           AMOUNT     VALUE+
                                                         ---------- -----------

 AEROSPACE & DEFENSE - 2.6%
  Boeing Co. 6.35%, 6/15/03............................. $  500,000 $   523,870
                                                                    -----------
 CONSUMER NON-DURABLES - 5.4%
  Clorox Co. 8.80%, 7/15/01.............................  1,000,000   1,091,540
                                                                    -----------
 ENERGY - 1.3%
  Amoco, Canada 7.25%, 12/1/02..........................    250,000     269,067
                                                                    -----------
  TOTAL CORPORATE OBLIGATIONS (Cost $1,748,468)....................   1,884,477
                                                                    -----------

 U.S. GOVERNMENT AND AGENCY SECURITIES - 30.3%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.0%
  7.50%, 2/11/02........................................  1,500,000   1,621,170
                                                                    -----------
 U.S. TREASURY BONDS - 8.8%
  5.50%, 2/15/08........................................    500,000     534,220
  7.50%, 11/15/16.......................................  1,000,000   1,246,250
                                                                    -----------
                                                                      1,780,470
                                                                    -----------
 U.S. TREASURY NOTES - 13.5%
  7.50%, 11/15/01.......................................  1,000,000   1,087,500
  6.50%, 10/15/06.......................................    500,000     560,860
  6.125%, 8/15/07.......................................  1,000,000   1,104,060
                                                                    -----------
                                                                      2,752,420
                                                                    -----------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
   (Cost $5,567,177)...............................................   6,154,060
                                                                    -----------

 SHORT-TERM INVESTMENT - 10.1%
 REPURCHASE AGREEMENT - 10.1%
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/2/98, to be repurchased at $2,051,837,
   collateralized by $1,973,729 of various U.S. Treasury
   Notes, 5.375%-6.875% due 5/31/99-12/15/04, valued at
   $2,051,027 (Cost $2,051,000).........................  2,051,000   2,051,000
                                                                    -----------
  TOTAL INVESTMENTS - 99.2% (Cost $17,722,107) (a).................  20,159,915
                                                                    -----------
  OTHER ASSETS AND LIABILITIES (Net) - 0.8%........................     153,166
                                                                    -----------
  NET ASSETS - 100%................................................ $20,313,081
                                                                    ===========

 +  See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $17,756,475. At October 31, 1998, net unrealized appreciation for all securities was $2,403,440. This consisted of aggregate gross unrealized appreciation for all securities of $2,842,934 and aggregate gross unrealized depreciation for all securities of $439,494.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                            OCTOBER 31, 1998
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS
 Investments, at Cost............................................. $17,722,107
                                                                   ===========
 Investments, at Value (Including Repurchase Agreement of
  $2,051,000)..................................................... $20,159,915
 Cash.............................................................       1,076
 Interest Receivable..............................................     160,637
 Dividends Receivable.............................................       7,446
 Receivable for Investments Sold..................................      29,600
 Receivable for Portfolio Shares Sold.............................      13,400
 Other Assets.....................................................         371
                                                                   -----------
  Total Assets....................................................  20,372,445
                                                                   -----------
 LIABILITIES
 Payable for Investments Purchased................................      21,288
 Payable for Investment Advisory Fees--Note B.....................       2,095
 Payable for Administrative Fees--Note C..........................      11,510
 Payable for Custodian Fees--Note D...............................         942
 Payable for Directors' Fees--Note F..............................         877
 Other Liabilities................................................      22,652
                                                                   -----------
  Total Liabilities...............................................      59,364
                                                                   -----------
 NET ASSETS....................................................... $20,313,081
                                                                   ===========
 NET ASSETS CONSIST OF:
 Paid in Capital.................................................. $14,867,864
 Undistributed Net Investment Income..............................      49,488
 Accumulated Net Realized Gain....................................   2,957,921
 Unrealized Appreciation..........................................   2,437,808
                                                                   -----------
 NET ASSETS....................................................... $20,313,081
                                                                   ===========
 INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding ($0.001 par value) (Authorized
  25,000,000).....................................................   1,582,222
 NET ASSET VALUE, Offering and Redemption Price Per Share.........      $12.84
                                                                        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
                                            FOR THE YEAR ENDED OCTOBER 31,
                                            1998
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends......................................................... $   229,893
Interest..........................................................     647,637
                                                                   -----------
 TOTAL INCOME.....................................................     877,530
                                                                   -----------
EXPENSES
Investment Advisory Fees--Note B..................................     138,182
Administrative Fees--Note C.......................................      95,917
Audit Fees........................................................      15,225
Registration and Filing Fees......................................      13,521
Printing Fees.....................................................      11,743
Custodian Fees--Note D............................................       4,322
Directors' Fees--Note F...........................................       2,378
Other Expenses....................................................       7,906
Investment Advisory Fees Waived--Note B...........................     (67,927)
                                                                   -----------
 Net Expenses Before Expense Offset...............................     221,267
Expense Offset--Note A............................................        (206)
                                                                   -----------
 Net Expenses After Expense Offset................................     221,061
                                                                   -----------
NET INVESTMENT INCOME.............................................     656,469
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS..................................   2,981,663
                                                                   -----------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON
 INVESTMENTS......................................................  (1,614,208)
                                                                   -----------
NET GAIN ON INVESTMENTS...........................................   1,367,455
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $ 2,023,924
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                      YEAR ENDED    YEARENDED
                                                      OCTOBER31,   OCTOBER 31,
                                                         1998         1997
                                                      -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income.............................  $   656,469  $   739,022
  Net Realized Gain.................................    2,981,663    2,730,755
  Net Change in Unrealized
   Appreciation/Depreciation........................   (1,614,208)     807,467
                                                      -----------  -----------
  NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS.......................................    2,023,924    4,277,244
                                                      -----------  -----------
 DISTRIBUTIONS:
  Net Investment Income.............................     (665,504)    (766,500)
  Net Realized Gain.................................   (2,725,232)  (1,921,313)
                                                      -----------  -----------
  TOTAL DISTRIBUTIONS...............................   (3,390,736)  (2,687,813)
                                                      -----------  -----------
 CAPITAL SHARE TRANSACTIONS: (1)
  Issued............................................    2,954,616    1,175,046
  In Lieu Of Cash Distributions.....................    3,282,923    2,546,229
  Redeemed..........................................   (8,623,476)  (3,873,517)
                                                      -----------  -----------
  Net Decrease from Capital Share Transactions......   (2,385,937)    (152,242)
                                                      -----------  -----------
  TOTAL INCREASE (DECREASE).........................   (3,752,749)   1,437,189
 NET ASSETS:
  Beginning of Period...............................   24,065,830   22,628,641
                                                      -----------  -----------
  End of Period (including undistributed net
   investment income of $49,488 and $75,050,
   respectively)....................................  $20,313,081  $24,065,830
                                                      ===========  ===========
 (1) Shares Issued and Redeemed:
  Issued............................................      234,000       90,365
  In Lieu of Cash Distributions.....................      263,863      209,198
  Redeemed..........................................     (665,567)    (297,984)
                                                      -----------  -----------
                                                         (167,704)       1,579
                                                      ===========  ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
                                               SELECTED PER SHARE DATA & RATIOS
                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   YEARS ENDED OCTOBER 31,
                           -----------------------------------------------
                            1998      1997      1996      1995      1994
                           -------   -------   -------   -------   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $ 13.75   $ 12.94   $ 13.13   $ 11.86   $ 12.68
                           -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net Investment Income...     0.41      0.42      0.45      0.52      0.48
 Net Realized and
  Unrealized Gain
  (Loss).................     0.66      1.98      1.29      1.51     (0.39)
                           -------   -------   -------   -------   -------
 Total From Investment
  Operstions.............     1.07      2.40      1.74      2.03      0.09
                           -------   -------   -------   -------   -------
DISTRIBUTIONS:
 Net Investment Income...    (0.41)    (0.44)    (0.45)    (0.52)    (0.47)
 Net Realized Gain.......    (1.57)    (1.15)    (1.48)    (0.24)    (0.44)
                           -------   -------   -------   -------   -------
 Total Distributions.....    (1.98)    (1.59)    (1.93)    (0.76)    (0.91)
                           -------   -------   -------   -------   -------
NET ASSET VALUE, END OF
 PERIOD..................  $ 12.84   $ 13.75   $ 12.94   $ 13.13   $ 11.86
                           =======   =======   =======   =======   =======
TOTAL RETURN.............     8.56%+   20.39%+   14.70%+   17.83%+    0.74%+
                           =======   =======   =======   =======   =======
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of Period
 (Thousands).............  $20,313   $24,066   $22,629   $24,146   $32,077
Ratio of Expenses to
 Average Net Assets......     1.00%     1.00%     1.00%     1.00%     1.00%
Ratio of Net Investment
 Income to Average Net
 Assets..................     2.97%     3.20%     3.51%     3.80%     3.84%
Portfolio Turnover Rate..       24%       35%       21%       22%       24%
Ratio of Voluntarily
 Waived Fees and Expenses
 Assumed by Affiliates to
 Average Net Assets......     0.31%     0.24%     0.29%     0.03%     0.01%
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets.................     1.00%     1.00%     1.00%     1.00%      N/A

+ Total return would have been lower had certain fees not been waived and ex-penses assumed by Affiliates during the periods indicated.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              C & B BALANCED PORTFOLIO
-------------------------------------------------------------------------------


 NOTES TO FINANCIAL STATEMENTS

  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The C & B Bal-anced Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diver-sified, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal by investing in a combined portfolio of common stocks which have a consistency and predictability in their earnings growth and investment grade fixed income securities.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. SECURITY VALUATION: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from deal-ers, market transactions in comparable securities and various relation-ships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Di-rectors.
    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.
    3. REPURCHASE AGREEMENTS: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the

UAM FUNDS                                              C & B BALANCED PORTFOLIO
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  extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repur-chase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or reten-tion of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.
    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.
    Permanent book and tax basis differences resulted in reclassifications of $(16,527) to undistributed net investment income and $16,527 to accumu-lated net realized gain.
    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

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  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement,
Cooke & Bieler, Inc. (the "Adviser"), a wholly-owned subsidiary of United As-set Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a por-tion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of ex-pense offset arrangements, from exceeding 1.00% of average daily net assets.

  C. ADMINISTRATION SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agree-ment"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Com-pany ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:

  --a Portfolio-specific monthly fee of 0.06% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.

  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn

                                      13
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paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus $7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations af-ter October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For the year ended October 31, 1998, UAM Funds Services, Inc. earned $95,917 from the Portfolio as Administrator of which $79,810 was paid to CGFSC for its services as Sub-Administrator.

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the year ended October 31, 1998, the Portfolio incurred $147 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's as-sets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. DIRECTORS' FEES: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. PURCHASES AND SALES: For the year ended October 31, 1998, the Portfolio made purchases of $4,465,607 and sales of $10,395,961 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $500,469 and $1,430,813, respectively.

  H. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will

                                      14
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UAM FUNDS                                              C & B BALANCED PORTFOLIO
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be made solely to temporarily finance the repurchase of Capital shares. Inter-
est is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a com-mitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1998, the Portfolio had no borrowings under the agreement.

  I. OTHER: At October 31, 1998, 47.3% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

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UAM FUNDS                                              C & B BALANCED PORTFOLIO
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                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Balanced Portfolio

In our opinion, the accompanying statement of assets and liabilities, includ-ing the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of C & B Balanced Portfolio (the "Portfolio"), a Portfolio of the UAM Funds, Inc., at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reason-able assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence support-ing the amounts and disclosures in the financial statements, assessing the ac-counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by cor-respondence with the custodian, provide a reasonable basis for the opinion ex-pressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998

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FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The C & B Balanced Portfolio hereby designates $1,109,261 long-term dividend at the 28% tax bracket and $1,368,079 at the 20% tax bracket, for the purpose of the dividend paid deduction on the Portfolio's income tax return. For the year ended October 31, 1998, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 29.3%. The percentage of income earned from direct treasury obligations for the year ended October 31, 1998 is 55.4%.

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UAM FUNDS                                               C & B BALANCED PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Director                                Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (825-5465)

INVESTMENT ADVISER
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                          This report has been prepared for
                                          shareholders and may be
                                          distributed to others only if
                                          preceded or accompanied by a
                                          current prospectus.